UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	BASIC MATERIALS – 3.4%
3,446	Horsehead Holding Corp.*	$61,235
2,538	Kronos Worldwide, Inc.	38,781
		100,016
	COMMUNICATIONS – 2.8%
2,017	Blucora, Inc.*	38,807
1,422	DigitalGlobe, Inc.*	44,196
		83,003
	CONSUMER, CYCLICAL – 12.2%
724	Arctic Cat, Inc.	33,898
4,947	Callaway Golf Co.	41,654
11,389	Destination XL Group, Inc.*	64,917
846	First Cash Financial Services, Inc.*	44,694
1,192	International Speedway Corp. - Class A	40,206
2,778	Pantry, Inc.*	41,892
1,856	Select Comfort Corp.*	33,520
3,587	UCP, Inc. - Class A*	57,033
		357,814
	CONSUMER, NON-CYCLICAL – 16.0%
2,499	Akorn, Inc.*	64,524
1,705	CRA International, Inc.*	39,846
2,033	Emergent Biosolutions, Inc.*	50,297
818	Helen of Troy Ltd.*1	53,424
815	Mallinckrodt PLC*1	55,167
1,193	Myriad Genetics, Inc.*	43,199
1,090	PHH Corp.*	28,373
4,740	SunOpta, Inc.*1	46,025
5,585	Supernus Pharmaceuticals, Inc.*	56,073
548	WellCare Health Plans, Inc.*	33,877
		470,805
	ENERGY – 17.7%
1,742	C&J Energy Services, Inc.*	45,031
2,661	Flotek Industries, Inc.*	67,723
609	Geospace Technologies Corp.*	46,753
925	Murphy USA, Inc.*	37,518
1,116	Oasis Petroleum, Inc.*	48,624
1,617	Ocean Rig UDW, Inc.*1	28,152
1,312	PBF Energy, Inc.	33,062
1,873	Primoris Services Corp.	58,569
3,698	TETRA Technologies, Inc.*	44,376
1,764	Ultra Petroleum Corp.*1	44,382

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
6,730	Willbros Group, Inc.*	$66,492
		520,682
	FINANCIAL – 24.8%
1,051	City Holding Co.	46,538
4,728	Cousins Properties, Inc. - REIT	54,608
2,330	Customers Bancorp, Inc.*	46,064
1,783	Dime Community Bancshares, Inc.	29,954
1,660	Federated Investors, Inc. - Class B	45,484
3,150	First Financial Bancorp	53,676
1,231	First Financial Corp.	42,334
2,776	FXCM, Inc. - Class A	46,776
1,596	Hancock Holding Co.	54,998
2,588	Parkway Properties, Inc. - REIT	47,697
1,107	PennyMac Mortgage Investment Trust - REIT	26,922
2,481	Piedmont Office Realty Trust, Inc. - Class A - REIT	42,872
499	Portfolio Recovery Associates, Inc.*	27,061
539	Reinsurance Group of America, Inc.	41,498
1,056	Ryman Hospitality Properties - REIT	44,553
13,062	Synovus Financial Corp.	45,456
813	Validus Holdings Ltd.1	29,926
		726,417
	INDUSTRIAL – 17.9%
302	Amerco, Inc.	70,348
1,161	Argan, Inc.	33,193
3,142	Berry Plastics Group, Inc.*	76,445
691	Chart Industries, Inc.*	57,740
1,464	Granite Construction, Inc.	53,816
649	Masonite International Corp.*1	37,447
2,415	NCI Building Systems, Inc.*	41,200
4,117	PGT, Inc.*	47,716
722	Power Solutions International, Inc.*	53,500
2,198	Tutor Perini Corp.*	54,181
		525,586
	TECHNOLOGY – 4.3%
1,927	Audience, Inc.*	22,584
1,464	Netscout Systems, Inc.*	55,603
2,194	Tessera Technologies, Inc.	47,654
		125,841
	TOTAL COMMON STOCKS (Cost $2,633,550)	2,910,164

	TOTAL INVESTMENTS – 99.1% (Cost $2,633,550)	$2,910,164
	Other Assets in Excess of Liabilities – 0.9%	26,212

	TOTAL NET ASSETS –100.0%	$2,936,376

PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Perimeter Small Cap Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Perimeter Small Cap Opportunities (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to October 1, 2013, the Fund was known as Perimeter Small Cap Value Fund. The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 29, 2012.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$2,633,777

Gross unrealized appreciation	$329,341
Gross unrealized depreciation	(52,954)
Net unrealized appreciation on investments	$276,387

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Perimeter Small Cap Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2014 (Unaudited)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

Perimeter Small Cap Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2014 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$2,910,164	$-	$-	$2,910,164
Total Investments	$2,910,164	$-	$-	$2,910,164

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Perimeter Small Cap Opportunities Fund, a series of Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	04/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President
Date:	04/29/14

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	04/29/14

* Print the name and title of each signing officer under his or her signature.